Cover	May 28, 2026	Feb. 25, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 27, 2026
Entity Registrant Name		TWFG, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-42177
Entity Tax Identification Number		99-0603906
Entity Address, Address Line One		10055 Grogans Mill Road
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		The Woodlands
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77380
City Area Code		281
Local Phone Number		367-3424
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.01 par value
Trading Symbol		TWFG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0002007596